INCOME TAX - Reconciliation of statutory tax rate and effective tax rate (Details)	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Reconciliation of the differences between actual income tax expense and the PRC statutory tax rate
PRC enterprise income tax rate (as a percent)	25.00%	25.00%	25.00%
Non-PRC entities not subject to income tax (as a percent)	(14.80%)	(13.70%)	(3.80%)
Tax differential for entities in non-PRC jurisdiction (as a percent)	(0.80%)	0.50%	0.00%
Tax effect of permanent differences (as a percent)	0.00%	(0.30%)	(0.60%)
Change in valuation allowance (as a percent)	(7.80%)	(8.40%)	(9.40%)
Return to provision adjustment	0.20%	(0.20%)	(0.40%)
Effective tax rate (as a percent)	1.80%	2.90%	10.80%